SHARE CAPITAL - Authorized share capital and Issued share Capital (Details) $ / shares in Units, $ in Thousands					1 Months Ended				8 Months Ended	12 Months Ended
	Dec. 06, 2024 CAD ($) $ / shares shares	Aug. 30, 2024 CAD ($) tranches $ / shares shares	Apr. 02, 2024 CAD ($) $ / shares shares	Mar. 10, 2021 shares	Feb. 28, 2025 CAD ($) $ / shares shares	Aug. 31, 2024 CAD ($) shares	Jan. 31, 2024 CAD ($) $ / shares shares	Nov. 30, 2023 CAD ($) tranches $ / shares shares	Aug. 30, 2024 CAD ($) shares	Sep. 30, 2025 CAD ($) shares	Sep. 30, 2024 CAD ($) shares	Sep. 30, 2023 shares
Disclosure of classes of share capital [line items]
Issued share capital (in shares) | shares										134,461,029	108,585,492
Number of shares outstanding (in shares) | shares										134,461,029	108,585,492	81,161,630
Issued capital										$ 919,908	$ 852,891
Shares issued related to business combination, net of costs (in shares) | shares										17,233,950
Share issuance costs			$ 668							$ 71
Private placement (in shares) | shares				14,584,098						7,562,447	17,322,915
Share issuance costs allocated to derivative liabilities and preferred shares (Note 14)										$ 170	$ 937
Preferred shares (Note 13 and 14)										68,653	$ 31,070
Proceeds from unit financing			$ 28,800
Unit financing, net of issue costs (in shares) | shares			8,901,000								8,901,000
Units issued in the period, price per unit (in CAD per share) | $ / shares			$ 3.23
Number of units, including units sold pursuant to the full exercise of the over-allotment option granted (in shares) | shares			1,161,000
Number of common shares included in each unit (in shares) | shares			1
Warrant term			4 years
Warrant exercise price (in CAD per share) | $ / shares			$ 3.65
Liabilities										213,081	$ 101,871
Unit offering, warrants
Disclosure of classes of share capital [line items]
Share issuance costs allocated to derivative liabilities and preferred shares (Note 14)			$ 668
Issued capital, ordinary shares			20,953
Unit offering, transaction costs			$ 2,464
Cash commission, percentage			4.70%
Cash commission			$ 1,366
Share issuance costs allocated to common shares			1,796
Warrants
Disclosure of classes of share capital [line items]
Derivative liabilities			7,798							5,506	7,772
Liabilities			$ 7,798
British American Tobacco, Plc
Disclosure of classes of share capital [line items]
Investment received from related party								$ 124,600
Private placement (in shares) | shares								38,679,525
Issuance of shares through private placement, price per share (CAD per share) | $ / shares							$ 3.2203	$ 3.2203
Number of tranches | tranches		3						3
Period extension to exercise certain top-up rights							12 months
British American Tobacco, Plc | Non-voting Class A preferred shares
Disclosure of classes of share capital [line items]
Derivative liabilities		$ 31,594					$ 1,921		$ 31,594
Financial liability derecognized		$ 4,339
British American Tobacco, Plc | First
Disclosure of classes of share capital [line items]
Issued share capital (in shares) | shares							12,893,175
Share issuance costs							$ 420
Issuance of shares through private placement, price per share (CAD per share) | $ / shares							$ 3.2203
Private placement, net of share issue costs (Note 13)							$ 41,520
Private placement, transaction costs							1,259
Share issuance costs allocated to derivative liabilities and preferred shares (Note 14)							$ 19
Percentage of eligibility to appoint board of directors							30.00%
British American Tobacco, Plc | Second and third | Prepaid expenses and deposits
Disclosure of classes of share capital [line items]
Share issuance costs							$ 820
British American Tobacco, Plc | Second
Disclosure of classes of share capital [line items]
Private placement (in shares) | shares						8,463,435
Issuance of shares through private placement, price per share (CAD per share) | $ / shares		$ 3.2203
Private placement, net of share issue costs (Note 13)		$ 41,582
Private placement, transaction costs		410
British American Tobacco, Plc | Second | Non-voting Class A preferred shares
Disclosure of classes of share capital [line items]
Financial liability derecognized						$ 4,339
British American Tobacco, Plc | Third
Disclosure of classes of share capital [line items]
Private placement (in shares) | shares					5,330,728
Issuance of shares through private placement, price per share (CAD per share) | $ / shares					$ 3.2203
Private placement, net of share issue costs (Note 13)					$ 41,520
Private placement, transaction costs					410
Preferred shares (Note 13 and 14)					15,053
British American Tobacco, Plc | Third | Non-voting Class A preferred shares
Disclosure of classes of share capital [line items]
Decrease in derivative financial asset, derecognition					2,165
British American Tobacco, Plc | Third | Non-voting Class A preferred shares
Disclosure of classes of share capital [line items]
Derivative liabilities										$ 0	$ 4,771
Financial liability derecognized					$ 2,165
British American Tobacco, Plc | First and second
Disclosure of classes of share capital [line items]
Private placement, net of share issue costs (Note 13)									83,102
Preferred shares (Note 13 and 14)		$ 31,594							$ 31,594
Common shares | British American Tobacco, Plc | Second
Disclosure of classes of share capital [line items]
Issued share capital (in shares) | shares		4,429,740							4,429,740
Private placement, transaction costs		$ 141
Common shares | British American Tobacco, Plc | Third
Disclosure of classes of share capital [line items]
Issued share capital (in shares) | shares					7,562,447
Share issuance costs					$ 99
Private placement, transaction costs					$ 240
Preferred shares | British American Tobacco, Plc | Second
Disclosure of classes of share capital [line items]
Issued share capital (in shares) | shares		8,463,435							8,463,435
Private placement, transaction costs		$ 269
Preferred shares | British American Tobacco, Plc | Third
Disclosure of classes of share capital [line items]
Issued share capital (in shares) | shares					5,330,728
Private placement, transaction costs					$ 170
Motif Labs Ltd. (“Motif”) | Common shares
Disclosure of classes of share capital [line items]
Shares issued related to business combination, net of costs (in shares) | shares	17,233,950
Increase through acquisition of Motif Labs Ltd., price per share | $ / shares	$ 2.270
Share issuance costs	$ 71